UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 4/30/07

Item 1.  Schedule of Investments.

ALPHA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			April 30, 2007

% of Portfolio	Description	Shares	Value
99.12%	Exchange Traded Funds
	Midcap SPDR Trust Series 1	42,300	$ 6,719,355
	SPDR Trust Series 1	68,600	10,172,694

	Total Exchange Traded Funds		16,892,049
	(Cost $16,902,194)

0.93%	Short-Term Investments
	Milestone Treasury Obligation Portfolio, Institutional Class	159,334	$ 159,334
	to yield 5.11%, 5/1/07
	(Cost $159,334)

100.05%	Total Investments
	(Cost $17,061,528)		$ 17,051,383

-0.05%	Liabilities in excess of other assets		$ (8,945)

100.00%	Total Net Assets		$ 17,042,438

At April 30, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 60,910
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(71,056)
Net unrealized depreciation			$ (10,146)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By   */s/ Andrew Rogers

       Andrew Rogers, President

Date

6/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    */s/ Andrew Rogers

        Andrew Rogers, President

Date

6/26/07

By    */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/26/07